UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______________________________ to _____________________________

Date of Report (Date of earliest event reported) ____________________________________________

Commission File Number of securitizer: ________________________________________

Central Index Key Number of securitizer: _______________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001671469 (BFA IVa Depositor, LLC)

Bayview Opportunity Master Fund IVb Trust 2017-RT2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Stuart Waldman, Senior Vice President, 305-341-5576
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7 and 99.8 for the related information.

Item 3.	Exhibits

99. 1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1.1—Non-TRID Narrative
Schedule 1.2—TRID Narrative
Schedule 2—Compliance Report Set-Clarity
Schedule 3—Compliance Report Set-Tigre
Schedule 4—Compliance Report Set-JCIII
Schedule 5—Data Integrity Review
Schedule 6—Payment History Review
Schedule 7—TRID Loan Review

99.2	Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.3	Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.4	Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.5	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.6	Disclosures required by Rule 15Ga-2 for Independent Settlement Services, LLC

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.7	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative
Schedule 2— Title & Lien Report

99.8	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Compliance Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 19, 2017

BFA IVb DEPOSITOR, LLC
(Securitizer)
By: /s/ Stuart Waldman
Name: Stuart Waldman
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99. 1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1.1—Non-TRID Narrative
Schedule 1.2—TRID Narrative
Schedule 2—Compliance Report Set-Clarity
Schedule 3—Compliance Report Set-Tigre
Schedule 4—Compliance Report Set-JCIII
Schedule 5—Data Integrity Review
Schedule 6—Payment History Review
Schedule 7—TRID Loan Review

99.2	Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.3	Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.4	Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.5	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.6	Disclosures required by Rule 15Ga-2 for Independent Settlement Services, LLC

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.7	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative
Schedule 2— Title & Lien Report

99.8	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Compliance Report